Fair Value Measurements - Schedule of Fair Value Assets and Liabilities on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 29, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable for business acquisitions	$ 6,000	$ 6,000
Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	20,000		64,400
Interest rate swap derivative liability		(2,034)	(29,685)
Balance	20,000	(2,034)	34,715
Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	10,930	23,400	32,300
Property and equipment		3,361
Contingent consideration payable for business acquisitions		5,500
Balance	10,930	32,261	32,300
Level 1 | Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	20,000		64,400
Interest rate swap derivative liability
Balance	20,000		64,400
Level 1 | Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale
Property and equipment
Contingent consideration payable for business acquisitions
Balance
Level 2 | Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Interest rate swap derivative liability		(2,034)	(29,685)
Balance		(2,034)	(29,685)
Level 2 | Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale
Property and equipment
Contingent consideration payable for business acquisitions
Balance
Level 3 | Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Interest rate swap derivative liability
Balance
Level 3 | Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	10,930	23,400	32,300
Property and equipment		3,361
Contingent consideration payable for business acquisitions		5,500
Balance	$ 10,930	$ 32,261	$ 32,300